UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Growth Fund
(formerly Great-West MFS International Growth Fund)
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	27.26%
Consumer, Cyclical	14.28
Industrial	13.15
Financial	11.91
Technology	11.02
Communications	8.99
Basic Materials	5.77
Energy	0.95
Short Term Investments	6.67
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,001.00	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.23
Investor Class
Actual	$1,000.00	$1,000.00	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$5.97
* Expenses are equal to the Fund's annualized expense ratio of 0.85% for the Institutional Class shares and 1.20% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND(FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.92%
50,000	Koninklijke DSM NV	$ 5,001,958
21,012	Linde AG	4,992,014
38,000	Nitto Denko Corp(a)	2,868,902
47,400	Shin-Etsu Chemical Co Ltd	4,212,365
60,000	Symrise AG	5,248,471
90,000	Umicore SA	5,137,874
		27,461,584
Communications — 9.22%
11,582	Baidu Inc Sponsored ADR(a)	2,814,426
80,000	CyberAgent Inc(a)	4,797,867
88,121	Delivery Hero SE(a)(b)	4,670,860
77,452	JD.com Inc(a)	3,016,755
450,000	Just Eat PLC(a)	4,613,328
20,000	MercadoLibre Inc	5,978,600
14,761	Naspers Ltd Class N(a)	3,721,895
35,000	Shopify Inc Class A(a)(c)	5,106,150
130,000	Start Today Co Ltd(a)	4,703,476
212,219	WPP PLC	3,332,896
		42,756,253
Consumer, Cyclical — 14.65%
63,434	Accor SA	3,106,743
53,000	Aptiv PLC	4,856,390
2,000,000	boohoo.com PLC(a)	5,115,185
153,847	Burberry Group PLC(a)	4,370,387
53,110	Cie Financiere Richemont SA(a)	4,489,626
19,815	Continental AG	4,509,460
103,800	Dollarama Inc(a)	4,023,617
115,440	Ferguson PLC(a)	9,338,477
129,113	Industria de Diseno Textil SA	4,396,835
19,736	LVMH Moet Hennessy Louis Vuitton SE	6,552,734
16,600	Nitori Holdings Co Ltd(a)	2,582,598
7,563	Persimmon PLC(a)	251,821
34,443	Ryanair Holdings PLC Sponsored ADR(a)	3,934,424
27,100	Shimano Inc(a)	3,976,780
130,500	Yamaha Motor Co Ltd(a)	3,276,037
56,651	Zalando SE(a)(b)	3,157,278
		67,938,392
Consumer, Non-Cyclical — 27.97%
150,000	Alkermes PLC(a)	6,174,000
85,100	Asahi Group Holdings Ltd(a)	4,364,584
800,000	Ascential PLC	4,760,205
49,272	Bayer AG	5,411,235
84,464	British American Tobacco PLC(a)	4,254,178
28,000	Cochlear Ltd(a)	4,145,448
40,000	CSL Ltd(a)	5,693,726
5,968	Eurofins Scientific SE(a)	3,309,920
220,000	Experian PLC	5,425,645
54,657	Fresenius SE & Co KGaA	4,376,101
150,000	GN Store Nord A/S(a)	6,815,431
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
143,889	Grifols SA	$ 3,093,614
300,000	Hikma Pharmaceuticals PLC(a)	5,915,395
69,285	Intertek Group PLC	5,207,751
45,000	LivaNova PLC(a)	4,491,900
138,570	Novo Nordisk A/S Class B	6,400,626
64,763	Reckitt Benckiser Group PLC	5,320,383
148,700	Recruit Holdings Co Ltd(a)	4,106,895
245,489	RELX NV	5,218,819
38,566	Roche Holding AG	8,556,183
270,000	Santen Pharmaceutical Co Ltd(a)	4,697,032
64,100	Shiseido Co Ltd(a)	5,086,719
160,000	TAL Education Group ADR(a)	5,888,000
199,154	Unilever PLC	11,000,034
		129,713,824
Energy — 0.98%
550,000	John Wood Group PLC(a)	4,540,448
Financial — 12.22%
987,600	AIA Group Ltd	8,603,390
162,900	CI Financial Corp	2,928,024
228,600	DBS Group Holdings Ltd	4,445,589
71,504	Deutsche Boerse AG	9,506,765
719,906	FinecoBank Banca Fineco SpA(a)	8,104,034
35,507	HDFC Bank Ltd ADR(a)	3,728,945
65,000	KBC Group NV	4,992,012
191,000	ORIX Corp(a)	3,010,562
251,075	Prudential PLC	5,721,931
182,189	St James's Place PLC(a)	2,747,688
188,306	UBS Group AG	2,886,799
		56,675,739
Industrial — 13.49%
118,888	Atlas Copco AB Class A(a)	3,443,062
35,900	Daikin Industries Ltd	4,290,520
65,000	DSV A/S(a)	5,232,612
291,610	Epiroc AB Class A(a)	3,060,086
23,000	FANUC Corp	4,558,872
9,600	Keyence Corp(a)	5,414,540
130,500	Komatsu Ltd(a)	3,715,150
87,500	Makita Corp(a)	3,914,141
30,000	MTU Aero Engines AG	5,746,251
36,600	Nidec Corp(a)	5,474,983
54,657	Safran SA	6,619,238
9,400	SMC Corp(a)	3,441,254
122,700	Wartsila OYJ Abp	2,402,070
200,000	Weir Group PLC(a)	5,249,818
		62,562,597
Technology — 11.30%
38,429	ams AG	2,849,900
34,145	ASML Holding NV	6,756,785
160,000	Infineon Technologies AG(a)	4,064,213

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND(FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
85,000	InterXion Holding NV(a)	$ 5,305,700
600,000	Sage Group PLC	4,953,935
3,059	Samsung Electronics Co Ltd GDR(a)(b)	3,169,649
112,157	SAP SE(a)	12,944,929
700,000	Sophos Group PLC(a)(b)	5,881,398
84,578	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,092,172
19,800	Tokyo Electron Ltd(a)	3,398,735
		52,417,416
TOTAL COMMON STOCK — 95.75% (Cost $433,168,473)		$444,066,253
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.79%
$31,500,000	Federal Home Loan Bank 1.63%, 07/02/2018	31,497,183
Repurchase Agreements — 0.05%
57,003	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $57,003 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(d)	57,003
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 182,997	Undivided interest of 0.34% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $182,997 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(d)	$ 182,997
		240,000
SHORT TERM INVESTMENTS — 6.84% (Cost $31,737,183)		$ 31,737,183
TOTAL INVESTMENTS — 102.59% (Cost $464,905,656)		$475,803,436
OTHER ASSETS & LIABILITIES, NET — (2.59)%		$ (12,009,160)
TOTAL NET ASSETS — 100.00%		$463,794,276

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $16,111,782 and $16,879,185, respectively, representing 3.64% of net assets.
(c)	All or a portion of the security is on loan at June 29, 2018.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Long Futures	81	2,746,710	September 2018	$ (1,991)
FTSE Index 100 Long Futures	21	1,596,315	September 2018	30,130
Topix Index Long Futures	15	259,575,000	September 2018	576
			Net Appreciation	$28,715
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND(FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Summary of Investments by Country as of June 29, 2018.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$103,229,536	21.70%
Japan	81,892,011	17.21
Germany	64,627,577	13.58
United States	31,737,183	6.67
Switzerland	25,271,085	5.31
Denmark	18,448,669	3.88
Netherlands	17,064,443	3.59
France	16,278,715	3.42
Canada	12,057,791	2.53
China	11,719,181	2.46
Belgium	10,129,887	2.13
Ireland	10,108,424	2.12
Australia	9,839,174	2.07
Hong Kong	8,603,390	1.81
Italy	8,104,034	1.70
Spain	7,490,448	1.57
Sweden	6,503,148	1.37
Argentina	5,978,600	1.26
Singapore	4,445,589	0.93
India	3,728,945	0.78
South Africa	3,721,895	0.78
Luxembourg	3,309,920	0.70
South Korea	3,169,649	0.67
Taiwan	3,092,172	0.65
Austria	2,849,900	0.60
Finland	2,402,070	0.51
Total	$475,803,436	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund)
ASSETS:
Investments in securities, fair value (including $234,480 of securities on loan)(a)	$475,563,436
Repurchase agreements, fair value(b)	240,000
Cash	575,318
Cash denominated in foreign currencies, fair value(c)	359,692
Margin deposits	404,009
Dividends receivable	2,191,969
Subscriptions receivable	446,955
Receivable for investments sold	1,137,144
Variation margin on futures contracts	61,143
Total Assets	480,979,666
LIABILITIES:
Payable for director fees	2,058
Payable for investments purchased	3,329,336
Payable for other accrued fees	111,899
Payable for shareholder services fees	10,138
Payable to investment adviser	240,637
Payable upon return of securities loaned	240,000
Redemptions payable	13,251,322
Total Liabilities	17,185,390
NET ASSETS	$463,794,276
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,555,118
Paid-in capital in excess of par	384,648,349
Net unrealized appreciation	10,945,984
Undistributed net investment income	1,352,287
Accumulated net realized gain	62,292,538
NET ASSETS	$463,794,276
NET ASSETS BY CLASS
Investor Class	$35,036,553
Institutional Class	$428,757,723
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	2,726,571
Institutional Class	42,824,605
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.85
Institutional Class	$10.01
(a) Cost of investments	$464,665,656
(b) Cost of repurchase agreements	$240,000
(c) Cost of cash denominated in foreign currencies	$340,203
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund)
INVESTMENT INCOME:
Interest	$66,401
Income from securities lending	11,628
Dividends	4,680,220
Foreign withholding tax	(611,516)
Total Income	4,146,733
EXPENSES:
Management fees	1,439,383
Shareholder services fees – Investor Class	65,972
Audit and tax fees	32,496
Custodian fees	75,219
Director's fees	8,365
Legal fees	973
Pricing fees	1,278
Registration fees	14,964
Shareholder report fees	3,315
Transfer agent fees	3,850
Other fees	882
Total Expenses	1,646,697
Less amount waived by investment adviser	92,639
Net Expenses	1,554,058
NET INVESTMENT INCOME	2,592,675
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	64,065,991
Net change in unrealized depreciation on investments and foreign currency translations	(67,324,499)
Net change in unrealized appreciation on futures contracts	28,715
Net Change in Unrealized Depreciation	(67,295,784)
Net Realized and Unrealized Loss	(3,229,793)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(637,118)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund)	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$2,592,675	$4,772,896
Net realized gain	64,065,991	16,374,531
Net change in unrealized appreciation (depreciation)	(67,295,784)	61,832,108
Net Increase (Decrease) in Net Assets Resulting from Operations	(637,118)	82,979,535
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(412,494)
Institutional Class	-	(5,580,263)
From net investment income	0	(5,992,757)
From net realized gains
Investor Class	-	(1,201,083)
Institutional Class	-	(11,486,409)
From net realized gains	0	(12,687,492)
Total Distributions	0	(18,680,249)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,863,095	20,534,604
Institutional Class	165,333,890	46,642,233
Shares issued in reinvestment of distributions
Investor Class	-	1,613,577
Institutional Class	-	17,066,672
Shares redeemed
Investor Class	(18,495,411)	(19,330,758)
Institutional Class	(67,772,912)	(86,079,539)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	87,928,662	(19,553,211)
Total Increase in Net Assets	87,291,544	44,746,075
NET ASSETS:
Beginning of Period	376,502,732	331,756,657
End of Period(a)	$463,794,276	$376,502,732
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	683,703	1,656,338
Institutional Class	16,289,118	4,839,883
Shares issued in reinvestment of distributions
Investor Class	-	125,668
Institutional Class	-	1,710,087
Shares redeemed
Investor Class	(1,414,657)	(1,622,351)
Institutional Class	(6,650,544)	(9,180,511)
Net Increase (Decrease)	8,907,620	(2,470,886)
(a) Including undistributed and (overdistributed) net investment income:	$1,352,287	$(1,240,388)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND(FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$12.86	0.08	(0.09)	(0.01)	-	-	-	-	$12.85	0.00% (d)
12/31/2017	$10.54	0.12	2.68	2.80	-	(0.12)	(0.36)	(0.48)	$12.86	26.62%
12/31/2016	$10.60	0.12	(0.15)	(0.03)	(0.00) (e)	(0.03)	(0.00) (e)	(0.03)	$10.54	(0.30%)
12/31/2015	$11.22	0.14	(0.13)	0.01	-	(0.07)	(0.56)	(0.63)	$10.60	0.00%
12/31/2014	$12.65	0.10	(0.77)	(0.67)	(0.00) (e)	(0.16)	(0.60)	(0.76)	$11.22	(5.37%)
12/31/2013	$11.24	0.11	1.92	2.03	-	(0.12)	(0.50)	(0.62)	$12.65	18.21%
Institutional Class
06/29/2018(Unaudited)	$10.00	0.07	(0.06)	0.01	-	-	-	-	$10.01	0.10% (d)
12/31/2017	$ 8.29	0.14	2.11	2.25	-	(0.18)	(0.36)	(0.54)	$10.00	27.24%
12/31/2016	$ 8.42	0.11	(0.12)	(0.01)	(0.00) (e)	(0.12)	(0.00) (e)	(0.12)	$ 8.29	(0.04%)
12/31/2015 (f)	$10.00	0.06	(0.98)	(0.92)	-	(0.10)	(0.56)	(0.66)	$ 8.42	(9.31%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 35,037	1.33% (h)	1.20% (h)	1.26% (h)	108% (d)
12/31/2017	$ 44,479	1.29%	1.20%	1.01%	18%
12/31/2016	$ 34,752	1.20%	1.20%	1.14%	27%
12/31/2015	$ 45,899	1.20%	1.20%	1.18%	32%
12/31/2014	$307,755	1.20%	1.20%	0.78%	30%
12/31/2013	$301,845	1.20%	1.20%	0.94%	26%
Institutional Class
06/29/2018 (Unaudited)	$428,758	0.89% (h)	0.85% (h)	1.50% (h)	108% (d)
12/31/2017	$332,024	0.88%	0.85%	1.41%	18%
12/31/2016	$297,005	0.85%	0.85%	1.38%	27%
12/31/2015 (f)	$260,871	0.85% (h)	0.85% (h)	1.00% (h)	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND(FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West International Growth (the Fund) are included herein. Effective April 27, 2018, the Great-West MFS International Growth Fund name changed to Great-West International Growth Fund. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 29, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 67,492,803	$ 376,573,450	$ —	$ 444,066,253
Short Term Investments	—	31,737,183	—	31,737,183
Total investments, at fair value:	67,492,803	408,310,633	0	475,803,436
Other Financial Investments:
Futures Contracts(a)	30,706	—	—	30,706
Total Assets	$ 67,523,509	$ 408,310,633	$ 0	$ 475,834,142
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (1,991)	$ —	$ —	$ (1,991)
Total Liabilities	$ (1,991)	$ 0	$ 0	$ (1,991)

Semi-Annual Report - June 29, 2018

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
The Fund recognizes transfers between Level 1 and Level 2 as of the end of the reporting period. As of June 29, 2018, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1
Basic Materials	$4,992,014	$—
Consumer, Cyclical	251,821	—
Industrial	7,651,888	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 29, 2018

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$465,294,176
Gross unrealized appreciation on investments	26,238,745
Gross unrealized depreciation on investments	(15,700,770)
Net unrealized appreciation on investments	$10,537,975
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash in order for the Fund to maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 17 futures contracts for the reporting period.

Semi-Annual Report - June 29, 2018

Valuation of derivative investments as of June 29, 2018 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$28,715 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)			Net change in unrealized appreciation on futures contracts	$28,715

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.82% of the Fund’s average daily net assets up to $1 billion dollars, 0.77% of the Fund’s average daily net assets over $1 billion dollars and 0.72% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.85% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the end of the current term or upon termination of the investment advisory agreement.The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$92,639	$118,917	$0
Effective April 27, 2018 the Adviser and Great-West Funds have entered into sub-advisory agreements with Franklin Templeton Institutional, LLC and J.P. Morgan Investment Management Inc. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Adviser for its services.

Semi-Annual Report - June 29, 2018

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $459,411,036 and $386,952,253, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $234,480 and received collateral as reported on the Statement of Assets and Liabilities of $240,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on February 22, 2018 (the “Meeting”), approved the investment sub-advisory agreements (the “Agreements”) between the Company, Great-West Capital Management, LLC (“GWCM”) and each of Franklin Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“J.P. Morgan”) (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”), with respect to the Great-West International Growth Fund (the “Fund”).
Pursuant to each Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, will be responsible for the day-to-day management of the investment and re-investments of the assets of the Sub-Adviser’s sleeve of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by each Sub-Adviser. Among other things, the Board considered each Sub-Adviser’s personnel, experience, resources and performance track record of managing a strategy similar to that which will be used for the Fund, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications and background of the portfolio managers to be responsible for the day-to-day management of the Fund. In addition, the Board considered each Sub-Adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Sub-Advisers.

Investment Performance
The Board considered the investment performance of each Sub-Adviser as provided by GWCM. The Board reviewed performance information of similar strategies managed by the Sub-Advisers for the 1-, 3-, 5-, and 10-year periods ended December 31, 2017 as compared against the Fund’s benchmark and Morningstar peer group. The Board noted that the Sub-Advisers outperformed the Fund’s benchmark and Morningstar peer group over all such periods. The Board concluded that it was satisfied with the investment performance of each Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by the Sub-Advisers. With respect to the costs of services, the Board considered the structure and level of the sub-advisory fees payable by GWCM to each Sub-Adviser. In evaluating the sub-advisory fees, the Board considered information regarding the fees charged by Franklin Templeton to a U.S. retail mutual fund managed in the same investment style as the Fund and by J.P. Morgan to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Advisers, any fees charged by the Sub-Advisers to these other accounts were competitive with the fees proposed to be charged to GWCM for the Fund.
The Board also considered the overall financial soundness of the Sub-Advisers and the profits estimated to be realized by J.P. Morgan. The Board reviewed the financial statements of the Sub-Advisers and profitability information from J.P. Morgan. The Board considered Franklin Templeton’s representation that profits related to the Fund could not be estimated because the Sub-Adviser does not provide per-account profitability information for sub-advised accounts and noted that, since the Agreement is arm’s length, such information regarding Franklin Templeton was not relevant to its consideration of approval of the Agreement. Based on the information provided by J.P. Morgan, the Board concluded that the costs of the services to be provided and the profits estimated to be realized by J.P. Morgan were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
In evaluating economies of scale, the Board considered, among other things, the level of sub-advisory fees payable by GWCM and whether those fees include breakpoints and the current level of Fund assets that will be allocated to each Sub-Adviser. Based on the information provided, the Board concluded that the sub-advisory fee schedules reflect an appropriate recognition of economies of scale.
Other Factors
The Board considered ancillary benefits to be derived by the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Franklin Templeton may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board concluded that the proposed sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by the Sub-Advisers.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are reasonable and that the approval of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018